Summary of Significant Accounting Policies (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Total	$ 123,763	$ 65,777
Services transferred over time [Member]
Total	121,747	64,858
Services transferred at a point in time [Member]
Total	1,517	670
Goods transferred at a point in time [Member]
Total	499	249
Advertising revenue [Member]
Total	104,664	48,391
Customized content production revenue [Member]
Total	10,200	9,098
Copyrights revenue [Member]
Total	6,883	7,369
CHEERS e-Mall marketplace service revenue [Member]
Total	1,517	670
Other revenue [Member]
Total	$ 499	$ 249